UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-6014

DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	02/29/08

FORM N-Q

STATEMENT OF INVESTMENTS
Dreyfus Connecticut Municipal Money Market Fund, Inc.
February 29, 2008 (Unaudited)

	Coupon		Maturity	Principal
Short-Term Investments--99.6%	Rate (%)		Date	Amount ($)	Value ($)

Connecticut--93.6%
ABN AMRO Munitops Certificates
Trust (Connecticut Health and
Educational Facilities
Authority, Trinity College
Issue) (Insured; MBIA and
Liquidity Facility; Bank of
America)		3.96	3/7/08	5,000,000 a,b	5,000,000
Beacon Falls,
GO Notes, BAN		4.00	7/25/08	3,000,000	3,002,988
Bridgeport,
GO Notes (Insured; FGIC)		5.50	7/15/08	400,000	403,048
Connecticut
(Liquidity Facility; Merrill
Lynch Capital Services)		3.26	3/7/08	495,000 a,b	495,000
Connecticut,
GO Notes		5.00	3/1/08	250,000	250,000
Connecticut,
GO Notes		5.25	3/15/08	100,000 c	101,064
Connecticut,
GO Notes		4.00	5/1/08	100,000	100,105
Connecticut,
GO Notes		5.00	6/15/08	130,000	130,430
Connecticut,
GO Notes		3.00	10/15/08	100,000	100,028
Connecticut,
GO Notes		3.50	12/1/08	100,000	101,112
Connecticut,
GO Notes (Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)		3.25	3/7/08	10,775,000 a	10,775,000
Connecticut,
GO Notes (Liquidity Facility;
Merrill Lynch Capital Services)		3.31	3/7/08	7,850,000 a,b	7,850,000
Connecticut,
GO Notes, Refunding		4.00	6/1/08	2,285,000	2,287,488
Connecticut,
GO Notes, Refunding		5.00	11/15/08	4,495,000	4,542,832
Connecticut,
GO Notes, Refunding		3.00	12/1/08	200,000	200,883
Connecticut,
GO Notes, Refunding		5.25	12/15/08	1,000,000	1,028,581
Connecticut,
Second Lien Special Tax
Obligation (Transportation
Infrastructure Purposes)
(Insured; FSA and Liquidity
Facility; Bank of America)		3.18	3/7/08	3,400,000 a	3,400,000

Connecticut,
Special Tax Obligation
(Transportation Infrastructure
Purposes)	6.10	9/1/08	1,000,000	1,015,780
Connecticut,
Special Tax Obligation
(Transportation Infrastructure
Purposes) (Insured; FSA)	5.50	9/1/08	1,125,000	1,146,984
Connecticut,
Special Tax Obligation,
Refunding (Transportation
Infrastructure Purposes)
(Insured; FSA)	5.00	10/1/08	2,000,000	2,018,212
Connecticut Development Authority,
Airport Hotel Revenue,
Refunding (Bradley Airport
Hotel Project) (LOC; TD
Banknorth, N.A.)	3.19	3/7/08	8,335,000 a	8,335,000
Connecticut Development Authority,
IDR (Imperial Electric
Assembly Project) (LOC;
Wachovia Bank)	3.47	3/7/08	1,270,000 a	1,270,000
Connecticut Development Authority,
IDR (Lapham-Hickey Steel
Corporation Project) (LOC;
Bank of Montreal)	3.26	3/7/08	4,995,000 a	4,995,000
Connecticut Development Authority,
Industrial Revenue (Gerber
Scientific Inc. Issue) (LOC;
Royal Bank of Scotland)	3.02	3/7/08	485,000 a	485,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Danbury Hospital Issue)
(Insured; AMBAC)	5.25	7/1/08	260,000	262,100
Connecticut Health and Educational
Facilities Authority, Revenue
(Eastern Connecticut Health
Network Issue) (LOC; Comerica
Bank)	3.95	3/7/08	4,110,000 a	4,110,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Hospital of Saint Raphael
Issue) (LOC; KBC Bank)	2.90	3/7/08	1,300,000 a	1,300,000
Connecticut Health and Educational
Facilites Authority, Revenue
(Kent School Issue) (Insured;
MBIA and Liquidity Facility;
Bank of America)	6.94	3/7/08	3,100,000 a	3,100,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Middlesex Hospital Issue)
(LOC; Wachovia Bank)	3.35	3/7/08	350,000 a	350,000
Connecticut Health and Educational
Facilities Authority, Revenue

(Quinnipiac College Issue)	4.50	7/1/08	130,000 c	132,265
Connecticut Health and Educational
Facilities Authority, Revenue
(Quinnipiac College Issue)	4.75	7/1/08	250,000 c	254,466
Connecticut Health and Educational
Facilities Authority, Revenue
(Quinnipiac University Issue)
(Insured; MBIA and Liquidity
Facility; JPMorgan Chase Bank)	5.90	3/1/08	3,500,000 a	3,500,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Sacred Heart University
Issue) (LOC; Bank of America)	3.33	3/7/08	2,200,000 a	2,200,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Saint Francis Hospital and
Medical Center Issue) (LOC;
Morgan Stanley Bank)	1.79	3/7/08	15,000,000 a,b	15,000,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Stamford Hospital Issue)
(Insured; MBIA)	5.30	7/1/08	100,000	100,561
Connecticut Health and Educational
Facilities Authority, Revenue
(Stamford Hospital Issue)
(Insured; MBIA and Liquidity
Facility; JPMorgan Chase Bank)	4.00	3/7/08	5,260,000 a	5,260,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Taft School Issue) (LOC;
Wachovia Bank)	3.00	3/7/08	5,655,000 a	5,655,000
Connecticut Health and Educational
Facilities Authority, Revenue
(The Marvelwood School Issue)
(LOC; Wachovia Bank)	3.37	3/7/08	500,000 a	500,000
Connecticut Health and Educational
Facilities Authority, Revenue
(United Methodist Home of
Sharon, Inc. Issue) (LOC;
Wachovia Bank)	3.37	3/7/08	1,825,000 a	1,825,000
Connecticut Health and Educational
Facilities Authority, Revenue
(University of Bridgeport
Issue) (LOC; Bank of Nova
Scotia)	3.16	3/7/08	6,000,000 a	6,000,000
Connecticut Health and Educational
Facilities Authority, Revenue
(University of New Haven
Issue) (LOC; Wachovia Bank)	3.32	3/7/08	900,000 a	900,000
Connecticut Health and Educational
Facilities Authority, Revenue
(University of New Haven
Issue) (LOC; Wachovia Bank)	3.35	3/7/08	200,000 a	200,000
Connecticut Health and Educational

Facilities Authority, Revenue
(Westminster School Issue)
(LOC; Bank of America)	3.37	3/7/08	1,765,000 a	1,765,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale University Issue)
(Liquidity Facility; Citigroup)	3.17	3/7/08	8,495,000 a,b	8,495,000
Connecticut Housing Finance
Authority (Housing Mortgage
Finance Program) (Liquidity
Facility; Merrill Lynch
Capital Services)	3.20	3/7/08	1,000,000 a,b	1,000,000
Connecticut Housing Finance
Authority, Housing Revenue
(CIL Realty Inc. Issue) (LOC;
HSBC Bank USA)	3.35	3/7/08	1,800,000 a	1,800,000
Connecticut Housing Finance
Authority, Revenue (Liquidity
Facility; Citibank NA)	3.26	3/7/08	5,285,000 a,b	5,285,000
Connecticut Housing Finance
Authority, Revenue (Liquidity
Facility; FHLMC)	3.35	3/7/08	7,853,000 a	7,853,000
Derby,
GO Notes, BAN	3.50	9/5/08	2,000,000	2,002,493
East Haven,
GO Notes, BAN	4.00	8/21/08	2,425,000	2,429,091
Fairfield,
GO Notes	4.00	4/1/08	250,000	250,288
Fairfield,
GO Notes, BAN	4.25	7/25/08	700,000	702,220
Middlebury,
GO Notes, BAN	3.40	3/27/08	1,650,000	1,650,232
Milford,
GO Notes, BAN	3.60	5/2/08	2,000,000	2,000,736
New Britain,
GO Notes (Insured; AMBAC and
Liquidity Facility; Bank of
Nova Scotia)	6.50	3/7/08	2,855,000 a	2,855,000
New Britain,
GO Notes, BAN	4.25	4/4/08	4,000,000	4,002,545
New Britain,
Revenue (Insured; AMBAC and
Liquidity Facility; Bank of
Nova Scotia)	6.50	3/7/08	8,110,000 a	8,110,000
New Canaan,
GO Notes	3.00	5/1/08	200,000	200,287
Northeast Tax Exempt Bond Grantor
Trust, Revenue (LOC; Bank of
America)	3.16	3/7/08	3,413,000 a,b	3,413,000
Plainfield,
GO Notes, BAN	4.00	7/8/08	2,010,000	2,012,129
Plainville,
GO Notes, BAN	4.25	3/5/08	4,400,000	4,400,446
Redding,
GO Notes, BAN	3.88	4/29/08	2,160,000	2,160,523

Regional School District Number
Nineteen, GO Notes, Refunding
(Insured; FSA)	4.00	6/15/08	150,000	150,116
Regional School District Number
Sixteen, GO Notes, Refunding
(Insured; AMBAC)	4.50	3/15/08	550,000	550,163
Seymour,
GO Notes, BAN	4.25	8/14/08	1,000,000	1,002,492
Shelton,
GO Notes	3.75	10/15/08	490,000	490,979
Shelton Housing Authority,
Revenue (Crosby Commons
Project) (LOC; Wachovia Bank)	3.42	3/7/08	2,960,000 a	2,960,000
Somers,
GO Notes (Insured; XLCA)	4.50	8/1/08	360,000	361,097
South Central Connecticut Regional
Water Authority, Water System
Revenue (Insured; MBIA and
Liquidity Facility; JPMorgan
Chase Bank)	7.00	3/7/08	5,350,000 a	5,350,000
South Central Connecticut Regional
Water Authority, Water System
Revenue, BAN	3.38	4/8/08	9,500,000	9,505,151
Stamford,
GO Notes	6.60	1/15/09	725,000	748,133
Stamford,
GO Notes, BAN	4.50	6/4/08	2,400,000	2,405,739
Stratford,
GO Notes, BAN	3.50	12/18/08	4,245,000	4,264,717
Thompson,
GO Notes, BAN	3.60	12/11/08	1,100,000	1,102,567
Trumbull,
GO Notes, BAN	4.00	9/10/08	1,000,000	1,001,777
Trumbull,
GO Notes, Refunding	3.25	6/1/08	200,000	200,552

U.S. Related--6.0%
BB&T Municipal Trust
(Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue) (Liquidity
Facility; Branch Banking and
Trust Co.)	3.22	3/7/08	2,100,000 a,b	2,100,000
Puerto Rico Government Development
Bank, Senior Notes (Liquidity
Facility; Merrill Lynch
Capital Services and LOC;
Merrill Lynch)	3.76	3/7/08	9,240,000 a,b	9,240,000
Puerto Rico Industrial, Tourist,
Educational, Medical and
Environmental Control
Facilities Financing
Authority, Higher Educational
Revenue (Ana G. Mendez
University System Project)

(LOC; Banco Santander)		3.31	3/7/08 1,600,000 a	1,600,000

Total Investments (cost $215,104,400)			99.6%	215,104,400
Cash and Receivables (Net)			.4%	780,915
Net Assets			100.0%	215,885,315
a	Securities payable on demand. Variable interest rate--subject to periodic change.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2008, these securities amounted to $57,878,000 or 26.8% of net assets.
c	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.
Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA Government National Mortgage Association		GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue

SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumption in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of the inputs used as of February 29, 2008 in valuing the fund's assets carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	0		0

Level 2 - Other Significant Observable Inputs	215,104,400		0

Level 3 - Significant Unobservable Inputs	0		0

Total	215,104,400		0

* Other financial instruments include futures, forwards and swap contracts.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC.

By:	/s/ J. David Officer
J. David Officer
President

Date:	April 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	April 22, 2008

By:	/s/ James Windels
James Windels
Treasurer

Date:	April 22, 2008

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)